UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02021

Deutsche DWS Securities Trust
(formerly Deutsche Securities Trust)

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-250-2500

Date of fiscal year end: 05/31

DWS CROCI® Sector Opportunities Fund (formerly Deutsche CROCI® Sector Opportunities Fund)

Date of reporting period: 7/1/18-11/28/18

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02021
Reporting Period: 07/01/2018 - 11/28/2018
Deutsche DWS Securities Trust

=================== DWS CROCI Sector Opportunities Fund ===================

AKZO NOBEL NV

Ticker:       AKZA           Security ID:  N01803100
Meeting Date: NOV 13, 2018   Meeting Type: Special
Record Date:  OCT 16, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Capital Repayment and Share     For       For          Management
      Consolidation

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

Deutsche DWS Securities Trust

By (Signature and Title)  /s/ Hepsen Uzcan
                                   Hepsen Uzcan, Chief Executive Officer and President

Date 2/22/19